Employee compensation and benefits - Key actuarial assumptions for the principal plan (Details)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Inflation rate (CPI)	2.84%	3.20%
Pension Plan | Principal plan
Disclosure of defined benefit plans [line items]
Discount rate	4.93%	1.90%
Inflation rate (RPI)	3.39%	3.45%
Rate of increase for pensions	3.27%	3.30%
Rate of pay increase	3.34%	3.45%